Net Loss Per Share - Anti-dilutive (Details) - shares	3 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants purchased	45,667,000	705,882	705,882
Antidilutive securities	74,788,000	706,000
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	61,967,000	706,000
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	2,826,000
RSU's
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	9,995,000